PROPERTY, PLANT AND EQUIPMENT - Movements for materials and PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	$ 484,316
Property, plant and equipment at end of year	451,174	$ 484,316
Materials | Allowance for obsolescence and impairment of materials
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	3,930	3,093
Additions	(816)	(848)
Currency translation adjustments	22	11
Property, plant and equipment at end of year	4,724	3,930
Materials | Allowance for obsolescence of inventories
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(3,930)
Property, plant and equipment at end of year	(4,724)	(3,930)
PP&ES | Allowance for obsolescence of inventories
Movements in impairment of materials and PP&E
Property, plant and equipment at beginning of year	(1,226)	(1,648)
Additions	(394)	(1,360)
Uses		1,782
Property, plant and equipment at end of year	$ (1,620)	$ (1,226)